Selling, General and Administrative Expenses - Summary of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling General And Administrative Expense [Abstract]
Demand generation expenses		$ 291,821	$ 198,787	$ 151,350
Technology expenses		131,408	115,227	84,207
Depreciation and amortization		251,198	217,223	113,591
Share-based payments	[1]	196,167	291,633	178,234
General and administrative		591,644	504,346	345,665
Other items		18,730	24,267	16,374
Selling, general and administrative expenses	[2]	$ 1,480,968	$ 1,351,483	$ 889,421

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.